CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (8,659)	$ 18,569	$ 24,950
Unrealized gains (losses) on available-for-sale securities:
Changes in unrealized gains	68	3,903	(1,098)
Less: reclassification adjustments for gains included in net income (loss)	(1,771)	(2,438)	(424)
Other comprehensive income (loss) before tax	(1,703)	1,465	(1,522)
Income tax benefits (expense) related to components of other comprehensive income (loss)	426	(419)
Other comprehensive income (loss), net of tax	(1,277)	1,046	(1,522)
Comprehensive income (loss)	$ (9,936)	$ 19,615	$ 23,428